ORDINARY SHARES (Details) ¥ in Thousands, $ in Millions	1 Months Ended				12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Jun. 30, 2021 CNY (¥) shares	Mar. 31, 2021 shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥)
ORDINARY SHARES
Proceeds from the US IPO, net of issuance cost | ¥									¥ 6,406,872
Repurchase value of stock | ¥					¥ 184,698		¥ 918,894
Common Class A
ORDINARY SHARES
Conversion of convertible redeemable preferred shares, Shares			551,352,134
Common stock shares issued					750,523,103	750,523,103	749,323,103	749,323,103
Common stock shares outstanding					740,172,377	740,172,377	724,582,975	724,582,975
Common stock voting rights					one	one
Common Class B
ORDINARY SHARES
Common stock shares issued					139,630,401	139,630,401	140,830,401	140,830,401
Common stock shares outstanding					139,630,401	139,630,401	140,830,401	140,830,401
Common stock voting rights					ten	ten
Share repurchase program
ORDINARY SHARES
Repurchase value of stock					¥ 184,700	$ 26.0	¥ 918,900	$ 131.2
Share repurchase program | Common Class A
ORDINARY SHARES
Repurchase of ordinary shares (in shares)					3,530,912	3,530,912	17,645,098	17,645,098
Share repurchase program | American Depositary Shares
ORDINARY SHARES
Repurchase of ordinary shares (in shares)					1,765,456	1,765,456	8,822,549	8,822,549
Share repurchase program 2022
ORDINARY SHARES
Stock repurchase program, authorized amount | $		$ 150.0
Stock repurchase program, period in force		12 months
Share repurchase program 2023
ORDINARY SHARES
Stock repurchase program, authorized amount | $	$ 150.0
Stock repurchase program, period in force	12 months
IPO | Common Class A
ORDINARY SHARES
Number of new stock issued during the period			110,400,000
Proceeds from the US IPO, net of issuance cost | ¥			¥ 6,406,900
TECHWOLF LIMITED | Common Class B
ORDINARY SHARES
Number of new stock issued during the period			24,745,531
Number of shares repurchased and retired				1,181,339